Wireless Device Payment Plans - Schedule of Device Payment Plan Receivables, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables, gross	$ 19,313	$ 17,770
Unamortized imputed interest	(546)	(821)
Device payment plan agreement receivables, net of unamortized imputed interest	18,767	16,949
Allowance for credit losses	(597)	(848)	$ (688)
Device payment plan agreement receivables, net	18,170	16,101
Account receivable, net
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables, net	12,624	11,064
Other assets
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables, net	$ 5,546	$ 5,037